FIXED INCOME FUNDS

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

FIXED INCOME FUNDS

SUPPLEMENT DATED JUNE 27, 2018 TO

PROSPECTUS DATED JULY 31, 2017, AS SUPPLEMENTED

1.	Eric V. Boeckmann is no longer the manager primarily responsible for the day-to-day management of the Arizona Tax-Exempt Fund, California Intermediate Tax-Exempt Fund and California Tax-Exempt Fund (the “Funds”) and Frederick A. Azar will assume portfolio management responsibilities for the Funds. All references to Mr. Boeckmann in the Prospectus are hereby deleted.

2.	The paragraph under the section entitled “FUND SUMMARIES – Arizona Tax-Exempt Fund – Management” on page 53 of the Prospectus is replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGER. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the investment adviser of the Arizona Tax-Exempt Fund. Frederick A. Azar, Vice President of Northern Trust Investments, Inc., has been manager of the Fund since June 2018. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

3.	The paragraph under the section entitled “FUND SUMMARIES – California Intermediate Tax-Exempt Fund – Management” on page 58 of the Prospectus is replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGER. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the investment adviser of the California Intermediate Tax-Exempt Fund. Frederick A. Azar, Vice President of Northern Trust Investments, Inc., has been manager of the Fund since June 2018. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

4.	The paragraph under the section entitled “FUND SUMMARIES – California Tax-Exempt Fund – Management” on page 63 of the Prospectus is replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGER. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the investment adviser of the California Tax-Exempt Fund. Frederick A. Azar, Vice President of Northern Trust Investments, Inc., has been manager of the Fund since June 2018. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

5.	The paragraph under the section entitled “FUND MANAGEMENT” for the Arizona Tax-Exempt Fund, California Intermediate Tax-Exempt Fund and California Tax-Exempt Fund on page 87 of the Prospectus is replaced with the following:

The manager for the Arizona Tax-Exempt Fund, California Intermediate Tax-Exempt Fund and California Tax-Exempt Fund is Frederick A. Azar, Vice President of NTI. Mr. Azar has been manager for the Arizona Tax-Exempt, California Intermediate Tax-Exempt and California Tax-Exempt Funds since June 2018. Mr. Azar joined NTI in 2004 and has previously managed cash, core, core plus, ultra-short and short bond investments in NTI’s short duration fixed income group.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	FIXSPT (06/18)

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

SUPPLEMENT DATED JUNE 27, 2018 TO

SAI DATED JULY 31, 2017, AS SUPPLEMENTED

1.	Eric V. Boeckmann is no longer the manager primarily responsible for the day-to-day management of the Arizona Tax-Exempt Fund, California Intermediate Tax-Exempt Fund and California Tax-Exempt Fund (the “Funds”) and Frederick A. Azar will assume portfolio management responsibilities for the Funds. All references to Mr. Boeckmann in the SAI are hereby deleted.

2.	The information for the Funds in the table under the section entitled “PORTFOLIO MANAGERS” on page 106 of the SAI is replaced with the following:

Portfolio Manager(s)
Arizona Tax-Exempt Fund	Frederick A. Azar
California Intermediate Tax-Exempt Fund	Frederick A. Azar
California Tax-Exempt Fund	Frederick A. Azar

3.	The following information for Frederick A. Azar is added under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” beginning on page 107:

The table below discloses accounts within each type of category listed below for which Frederick A. Azar* was jointly and primarily responsible for day-to-day portfolio management as of May 31, 2018.

Type of Accounts	Total # of Accounts Managed	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds:	0	$0	0	$0
Other Registered Investment Companies:	0	0	0	0
Other Pooled Investment Vehicles:	0	0	0	0
Other Accounts:	0	0	0	0

*	Mr. Azar became a Portfolio Manager of Arizona Tax-Exempt Fund, California Intermediate Tax-Exempt Fund and California Tax-Exempt Fund effective June 2018.

4.	The following information, as of May 31, 2018, with respect to Mr. Azar is added to the table under the section entitled “PORTFOLIO MANAGERS – Disclosure of Securities Ownership” beginning on page 116 of the SAI:

Shares Beneficially Owned by		Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
Frederick A. Azar**	Arizona Tax-Exempt Fund	None
Frederick A. Azar**	California Intermediate Tax-Exempt Fund	None
Frederick A. Azar**	California Tax-Exempt Fund	None

**	Mr. Azar became a Portfolio Manager of Arizona Tax-Exempt Fund, California Intermediate Tax-Exempt Fund and California Tax-Exempt Fund effective June 2018.

Please retain this Supplement with your SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NFSAIFIX (06/18)